Tax - Specification of Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Income tax payable	$ 132	$ 100	$ 119
Tax expenses related to previous year	8	(10)	3
Change in deferred tax	(8)	4	7
Total income tax expense	$ 131	$ 95	$ 128